Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets [abstract]
Schedule of Right-of-Use Assets	The details of the right-of-use assets recognized as at December 31, 2023 are as follows:
	Land lease	Office lease	Total
Balance, December 31, 2021	$1,908,877	$—	$1,908,877
Additions	—	432,335	432,335
Amortization	—	(88,764)	(88,764)
Amortization – Bophelo	(55,041)	—	(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	(1,745,205)	—	(1,745,205)
Movement in exchange rates	(108,631)	(19,501)	(128,132)
Balance, December 31, 2022	—	324,070	324,070
Amortization	—	(205,424)	(205,424)
Movement in exchange rates	—	3,336	3,336
Balance, December 31, 2023	$—	$121,982	$121,982